Convertible Debt	Jun. 30, 2025
June 30, 2025
Convertible Debt

Note 6 – Convertible Debt

The Company issued convertible debt with detachable warrants for $600,000 during the period ended June 30, 2025. The fair value of the warrants of $802,589 were determined based on a Black-Scholes calculation. Upon initial recognition of the convertible notes, the fair value of issued warrants exceeded the amount of proceeds. The resulting discount to the carrying amount of the convertible notes is amortized over the life of the note and recognized as interest expense under the effective interest method until the earliest of conversion date.

The initial allocation of the proceeds was as follows:

June 30, 2025
Fair value of the warrants issued	$802,589
Discount on debt	(600,000)
Initial finance cost	$202,589

The debt discount was amortized to interest expense which brought the carrying amount of the convertible notes to $600,000.  The total interest expense was $802,859. The debt was converted into 810 shares of Series D Preferred stock with a stated value of $1,000 per share.  The Series D preferred stock was fair valued at $810,000 by a third-party appraiser.  This resulted in a loss on extinguishment of debt of $210,000.

September 30, 2025
Convertible Debt

Note 6 – Promissory Note

The Company issued convertible debt with detachable warrants for $600,000 during the period ended June 30, 2025. The fair value of the warrants of $802,589 were determined based on a Black-Scholes calculation. Upon initial recognition of the convertible notes, the fair value of issued warrants exceeded the amount of proceeds. The resulting discount to the carrying amount of the convertible notes is amortized over the life of the note and recognized as interest expense under the effective interest method until the earliest of conversion date.

The initial allocation of the proceeds was as follows:

September 30, 2025
Fair value of the warrants issued	$802,589
Discount on debt	(600,000)
Initial finance cost	$202,589

The debt discount was amortized to interest expense which brought the carrying amount of the convertible notes to $600,000. The total interest expense was $802,859. The debt was converted into 810 shares of Series D Preferred stock with a stated value of $1,000 per share. The Series D preferred stock was valued at $810,000 using Black Scholes. This resulted in a loss on extinguishment of debt of $210,000.

On August 1, 2025, the Company entered into a twelve-month promissory note in the principal amount of $187,000 with an investor. The note bears interest at 12% per annum and is convertible into common stock at a 25% discount to market price. The Company received net proceeds of $150,000, after deducting an original issue discount (OID) of $20,000 and financing costs of $17,000, for a total discount of $37,000. The total discount is being amortized over the twelve-month term of the note.

The initial allocation of the proceeds was as follows:

Fair value of the warrants issued	$187,000
Discount on debt	(37,000)
Initial finance cost	$150,000

The balances as of September 30, 2025, are as follows

September 30, 2025
Fair value of the warrants issued	$187,000
Discount on debt	(30,833)
Initial finance cost	$156,167

For the three months ended September 30, 2025, the Company recognized $6,167 of amortization of debt discount, which is included in interest expense. As of September 30, 2025, accrued interest of $3,740 was recorded within accounts payable and accrued expenses on the balance sheet.